Other Financial Assets at Amortised Cost (Tables)	12 Months Ended
Dec. 31, 2022
Financial assets at fair value through profit or loss [abstract]
Summary of Other Financial Assets at Amortised Cost

		Group
	2022	2021
	£m	£m
Asset backed securities	94	443
Debt securities	62	63
0	156	506